Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2021
Shareholders' equity
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2020	189,381,388	$5,390.7
At-the-market equity offering	1,054,800	133.7
Exercise of stock options	150,482	9.7
Vesting of restricted share units	42,328	3.7
Dividend reinvestment plan	327,478	42.3
Balance at December 31, 2020	190,956,476	$5,580.1
Exercise of stock options	4,000	0.4
Dividend reinvestment plan	145,168	$19.5
Balance at June 30, 2021	191,105,644	$5,600.0

Schedule of dividends paid

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021	2020	2021	2020
Cash dividends	$45.2	$39.8	$87.0	$76.0
DRIP dividends	11.4	10.1	19.5	21.0
	$56.6	$49.9	$106.5	$97.0